IVA FIDUCIARY TRUST

IVA Worldwide Fund

IVA International Fund

Supplement dated April 8, 2011

to the Prospectus dated January 1, 2011

Shareholders are hereby notified that, effective April 8, 2011, International Value Advisers, LLC (“IVA”), the investment adviser of the IVA Worldwide Fund and the IVA International Fund is moving its primary place of business to 717 Fifth Avenue, 10th Floor, New York, NY 10022.

Please retain this supplement for future reference.

IVA FIDUCIARY TRUST

IVA Worldwide Fund

IVA International Fund

Supplement dated April 8, 2011

to the Statement of Additional Information dated January 1, 2011

Shareholders are hereby notified that, effective April 8, 2011, International Value Advisers, LLC (“IVA”), the investment adviser of the IVA Worldwide Fund and the IVA International Fund is moving its primary place of business to 717 Fifth Avenue, 10th Floor, New York, NY 10022. Also effective April 8, 2011, each Trustee and Officer’s mailing address is now c/o International Value Advisers, LLC, 717 Fifth Avenue, 10th Floor, New York, NY 10022.

Please retain this supplement for future reference.